Material Accounting Policies - Summary of Depreciation Method of Property and Equipment (Details)	12 Months Ended
Mar. 31, 2025
Furniture, fixtures and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Rates	20.00%
Computer equipment
Disclosure of detailed information about property, plant and equipment [line items]
Rates	30.00%